STOCK COMPENSATION PLANS (Details) - Stock options - $ / shares	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to vest	4 years	4 years
Options expiration period (in years)	5 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.50	$ 0.75
Options expiration period (in years)		3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 2.50	$ 3.75
Options expiration period (in years)		5 years